Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of exchange rates

The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:-

	2021	2020
Balance sheet items, except for equity accounts	RMB1=$0.1526 HK$1=$0.1286	RMB1=$0.1412 HK$1=$0.1290
Items in statements of income and cash flows	RMB1=$0.1475 HK$1=$0.1290	RMB1=$0.1436 HK$1=$0.1279

Schedule of estimated useful lives	The estimated useful lives are as follows:
Useful Life
Office equipment, fixtures and furniture	3-5 years
Computer equipment	3-5 years